Earnings/(loss) per ordinary share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings/(loss) per ordinary share
Profit/(loss) available for equity holders	$ 266	$ (260)	$ 385
Basic weighted average number of ordinary shares (millions)	183	182	183
Basic earnings/(loss) per ordinary share	$ 1.454	$ (1.429)	$ 2.104
Diluted earnings/(loss) per ordinary share
Profit/(loss) available for equity holders	$ 266	$ (260)	$ 385
Diluted weighted average number of ordinary shares (millions)	184	182	184
Diluted earnings/(loss) per ordinary share	$ 1.446	$ (1.429)	$ 2.092
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	183	182	183
Dilutive potential ordinary shares	1		1
Adjusted weighted average shares	184	182	184